UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------

Check here if Amendment [   ]; Amendment Number:  ____
         This Amendment (Check only one.): [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Mangan & McColl Partners, LLC
Address:          Bank of America Corporate Center
                  100 North Tryon Street, Suite 5130
                  Charlotte, North Carolina   28202

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    J.J. Schonberg
         --------------------------------------------------------------
Title:   Chief Financial Officer
         --------------------------------------------------------------
Phone:   (704) 376-0042
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Joseph J. Schonberg       Charlotte, North Carolina      August 13, 2002
--------------------------- ------------------------------  -------------------
          [Signature]           [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              94
                                            ------------------

Form 13F Information Table Value Total:        $  347,853
                                            ------------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


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

                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                            Investment
 Name of Issuer  Title of     CUSIP       Market           Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Shares  Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       (A)    (B)   (C)                (A)        (B)        (C)

LYNX
THERAPEUTICS
INC              COMMON      551812308       581   450,000  SH          X                  N/A        450,000

ALBERTO CULVER
CO-CL A          COMMON      013068200     1,455    32,200  SH          X                  N/A         32,200

ASTORIA
FINANCIAL CORP   COMMON      046265104     4,019   125,400  SH          X                  N/A        125,400

AMERICAN HOME
MTG HLDGS IN     COMMON      02660M108     1,167    93,400  SH          X                  N/A         93,400

ALGIERS
BANCORP INC      COMMON      015600109       228    26,750  SH          X                  N/A         26,750

AMERICAN
FINANCIAL
 HLDGS I         COMMON      026075101     1,254    41,900  SH          X                  N/A         41,900

ANWORTH
MORTGAGE
ASSET COR        COMMON      037347101     1,959   140,000  SH          X                  N/A        140,000

A T & T
CANADA LTD       COMMON      00207Q202     9,238   290,600  SH          X                  N/A        290,600

AMERICAN
WATER WORKS
CO IN            COMMON      030411102    21,916   507,200  SH          X                  N/A        507,200

APEX
MORTGAGE
CAPITAL INC      COMMON      037564101       375    25,000  SH          X                  N/A         25,000

BANK OF
AMER CORP        COMMON      060505104     4,925    70,000  SH          X                  N/A         70,000

BB&T CORP        COMMON      054937107       219     5,665  SH          X                  N/A          5,665

BANKATLANTIC
BANCORP INC-C    COMMON      065908501       874    70,500  SH          X                  N/A         70,500




                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                            Investment
 Name of Issuer  Title of     CUSIP       Market           Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Shares  Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       (A)    (B)   (C)                (A)        (B)        (C)

BANCORP
CONNECTICUT
INC              COMMON      059684100    2,371      84,500 SH          X                  N/A          84,500

BANKNORTH
GROUP
INC NEW-DE       COMMON      06646R107    2,995     115,100 SH          X                  N/A         115,100

BEI MEDICAL
SYSTEMS CO INC   COMMON      05538E109      567      83,100 SH          X                  N/A          83,100

BERKSHIRE
HATHAWAY
INC-DEL          COMMON      084670207    1,676         750 SH          X                  N/A             750

BROOKLINE
BANCORP INC      COMMON      113739106      557      22,000 SH          X                  N/A          22,000

BAY VIEW
CAPITAL
CORP - DE        COMMON      07262L101      910     142,000 SH          X                  N/A         142,000

BAY STATE
BANCORP INC      COMMON      072611106      857      16,800 SH          X                  N/A          16,800

CITIGROUP INC    COMMON      172967101    2,809      72,500 SH          X                  N/A          72,500

COOPER
INDUSTRIES LTD   COMMON      G24182100    1,411      35,900 SH          X                  N/A          35,900

CIRCUIT
CITY STORES INC  COMMON      172737108    1,809      96,500 SH          X                  N/A          96,500

CERES
GROUP INC        COMMON      156772105      195      50,000 SH          X                  N/A          50,000

COMMONWEALTH
BANCORP INC      COMMON      20268X102      549      18,500 SH          X                  N/A          18,500

CHILES
OFFSHORE INC     COMMON      16888M104    7,340     302,700 SH          X                  N/A         302,700

CAPITAL ONE
FINANCIAL CORP   COMMON      14040H105    1,221      20,000 SH          X                  N/A          20,000

CHIQUITA
BRANDS INTL INC  COMMON      170032809    1,730      96,600 SH          X                  N/A          96,600




                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                            Investment
 Name of Issuer  Title of     CUSIP       Market           Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Shares  Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       (A)    (B)   (C)                (A)        (B)        (C)

DAVITA INC       COMMON      23918K108     1,192      50,100 SH         X                  N/A           50,100

EBAY INC         COMMON      278642103     1,232      20,000 SH         X                  N/A           20,000

EAGLE
BANCSHARES INC   COMMON      26942C109     5,247     201,968 SH         X                  N/A          201,968

EDISON
INTERNATIONAL    COMMON      281020107       865      50,900 SH         X                  N/A           50,900

FIRSTFED
AMERICA
BANCORP I        COMMON      337929103     1,414      59,400 SH         X                  N/A           59,400

FBR ASSET
INVESTMENT
CORP             COMMON      30241E303    12,543     376,100 SH         X                  N/A          376,100

FREEPORT
MCMORAN
COPPER &         COMMON      35671D857    12,222     684,700 SH         X                  N/A          684,700

GENESCO INC      COMMON      371532102       731      30,000 SH         X                  N/A           30,000

GULF INDONESIA
RESOURSES L      COMMON      402284103     2,233     169,300 SH         X                  N/A          169,300

GOLDMAN SACHS
GROUP INC        COMMON      38141G104     1,834      25,000 SH         X                  N/A           25,000

GOLDEN STATE
BANCORP INC      COMMON      381197102    16,675     460,000 SH         X                  N/A          460,000

HUDSON CITY
BANCORP INC      COMMON      443683107     1,023      51,400 SH         X                  N/A           51,400

HERBALIFE
INTERNATIONAL
IN               COMMON      426908307     4,354     227,100 SH         X                  N/A          227,100

IMMUNEX CORP     COMMON      452528102    26,089   1,167,800 SH         X                  N/A        1,167,800

IVEX
PACKAGING
CORP-DEL         COMMON      465855104     7,159     312,600 SH         X                  N/A          312,600

J P MORGAN
CHASE & CO       COMMON      46625H100       848      25,000 SH         X                  N/A           25,000

JP REALTY INC    COMMON      46624A106    16,142     605,700 SH         X                  N/A          605,700

KELLWOOD CO      COMMON      488044108       447      13,760 SH         X                  N/A           13,760




                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                            Investment
 Name of Issuer  Title of     CUSIP       Market           Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Shares  Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       (A)    (B)   (C)                (A)        (B)        (C)

LEHMAN
BROTHERS
HOLDINGS I       COMMON      524908100    1,094      17,500 SH          X                  N/A         17,500

MEGO
FINANCIAL
CORP NEW         COMMON      585162308      263      75,000 SH          X                  N/A         75,000

LOCKHEED
MARTIN CORP      COMMON      539830109    1,738      25,000 SH          X                  N/A         25,000

LASER MORTGAGE
MANAGEMENT       COMMON      51806D100       44      35,000 SH          X                  N/A         35,000

MCG
CAPITAL CORP     COMMON      58047P107      501      30,000 SH          X                  N/A         30,000

MEDFORD
BANCORP INC      COMMON      584131106    3,744     107,500 SH          X                  N/A        107,500

AMERICA
FIRST MORTGAGE   COMMON      023934102    2,787     282,900 SH          X                  N/A        282,900

MICRO GENERAL
CORP NEW         COMMON      594838302      646      38,700 SH          X                  N/A         38,700

MEADOWBROOK
INSURANCE GROU   COMMON      58319P108      494     150,000 SH          X                  N/A        150,000

MICROSOFT CORP   COMMON      594918104    9,627     176,000 SH          X                  N/A        176,000

MISSISSIPPI
VALLEY BANCSHA   COMMON      605720101    3,662      70,800 SH          X                  N/A         70,800

MORGAN STANLEY
DEAN WITTER      COMMON      617446448    3,162      73,400 SH          X                  N/A         73,400

NEW CENTURY
FINANCIAL CORP   COMMON      64352D101    6,627     189,500 SH          X                  N/A        189,500

NEWMONT
MINING CORP      COMMON      651639106      554      21,040 SH          X                  N/A         21,040

ANNALY MORTGAGE
MANAGEMENT       COMMON      035710409    7,502     386,700 SH          X                  N/A        386,700

NEW YORK
COMMUNITY
BANCORP          COMMON      649445103    1,070      39,500 SH          X                  N/A         39,500

OFFICAL
PAYMENTS CORP    COMMON      676235104      137      45,700 SH          X                  N/A         45,700

OXFORD
FINANCE CORP     COMMON      69144T207    3,300     300,000 SH          X                  N/A        300,000



                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                            Investment
 Name of Issuer  Title of     CUSIP       Market           Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Shares  Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       (A)    (B)   (C)                (A)        (B)        (C)

PEDIATRIX
MEDICAL
GROUP IN         COMMON      705324101     1,050     42,000 SH          X                  N/A          42,000

PFF
BANCORP INC      COMMON      69331W104       799     20,800 SH          X                  N/A          20,800

PRINCIPAL
FINANCIAL
GROUP            COMMON      74251V102       465     15,000 SH          X                  N/A          15,000

***PARADIGM
GEOPHYSICAL LT   COMMON      69900J104       804    159,200 SH          X                  N/A         159,200

PINNACLE
BANCSHARES
INC-DE           COMMON      722903101       455     41,900 SH          X                  N/A          41,900

PRICE
COMMUNICATIONS
CORP             COMMON      741437305     2,859    178,700 SH          X                  N/A         178,700

PRUDENTIAL
FINANCIAL INC    COMMON      744320102     1,251     37,500 SH          X                  N/A          37,500

PENNZOIL-QUAKER
STATE CO         COMMON      709323109    18,949    880,100 SH          X                  N/A         880,100

RAIT
INVESTMENT
TRUST            COMMON      749227104     4,772    201,100 SH          X                  N/A         201,100

READERS DIGEST
ASSOCIATION      COMMON      755267200     1,254     54,500 SH          X                  N/A          54,500

RELIANT
ENERGY INC       COMMON      75952J108     1,065     63,000 SH          X                  N/A          63,000

SWISS ARMY
BRANDS INC       COMMON      870827102       302     33,600 SH          X                  N/A          33,600

SAXON CAP INC    COMMON      80556P302       488     30,000 SH          X                  N/A          30,000

CONNECTICUT
BANCSHARES INC   COMMON      207540105     1,311     39,500 SH          X                  N/A          39,500

SYNCOR
INTERNATIONAL
CORP-            COMMON      87157J106     1,112     35,300 SH          X                  N/A          35,300

SCOTTISH
ANNUITY & LIFE   COMMON      G7885T104       191     10,000 SH          X                  N/A          10,000

SIGNALSOFT CORP  COMMON      82668M102       589    261,600 SH          X                  N/A         261,600

STATEN ISLAND
BANCORP          COMMON      857550107     1,574     82,000 SH          X                  N/A          82,000




                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                            Investment
 Name of Issuer  Title of     CUSIP       Market           Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Shares  Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       (A)    (B)   (C)                (A)        (B)        (C)

SOVEREIGN
BANCORP INC      COMMON      845905108     2,172     145,300 SH         X                  N/A          145,300

SILVERSTREAM
SOFTWARE INC     COMMON      827907106     1,125     125,810 SH         X                  N/A          125,810

STAGE
STORES INC       COMMON      85254C305       938      27,000 SH         X                  N/A           27,000

AT&T CORP        COMMON      001957109     4,583     428,300 SH         X                  N/A          428,300

TRIGON
HEALTHCARE
INC-CL A         COMMON      89618L100    26,292     261,400 SH         X                  N/A          261,400

TRW INC          COMMON      872649108    15,544     272,800 SH         X                  N/A          272,800

TYCO
INTERNATIONAL
LTD              COMMON      902124106     4,545     336,400 SH         X                  N/A          336,400

UNILAB CORP      COMMON      904763208    15,626     570,500 SH         X                  N/A          570,500

WASHINGTON
FEDERAL, INC     COMMON      938824109     1,826      72,300 SH         X                  N/A           72,300

WINK
COMMUNICATIONS
INC              COMMON      974168106       260      89,900 SH         X                  N/A           89,900

WILLIS GROUP
HOLDINGS LTD     COMMON      G96655108       882      26,800 SH         X                  N/A           26,800

FOOT
LOCKER INC       COMMON      344849104       361      25,000 SH         X                  N/A           25,000

